General information	12 Months Ended
Dec. 31, 2025
General Information
General information

Note	1 | General information

Empresa Distribuidora y Comercializadora Norte S.A. (hereinafter “edenor” or “the Company”) is a corporation (sociedad anónima) organized under the laws of the Argentine Republic, with legal address at 6363 Av. Del Libertador Ave - City of Buenos Aires, Argentina, whose shares are listed on Bolsas y Mercados Argentinos S.A. (ByMA) (Argentine Stock Exchange and Securities Market), traded on Mercado Abierto Electrónico S.A. (MAE) (electronic securities and foreign currency trading market), and the New York Stock Exchange (NYSE).

The Company’s corporate purpose is to engage in the provision of electricity distribution and sale services within the concession area and under the terms of the Concession Agreement by which this public service is regulated. The Company may also provide and/or sale telecommunication services; subscribe or acquire shares of other companies; hold equity interests in other companies engaged in activities related to the distribution and sale of electric power and/or the generation of electric power, whether renewable or conventional, critical minerals, digitalization, and/or artificial intelligence; provide advisory, training, operation and maintenance, consulting and management, and research and analysis services; as well as assign, for valuable consideration or free of charge, specialized know-how acquired in the development of its business activities (for further details, see Chapter 1, Section 'Corporate Purpose and Concession Area' of the 2025 Annual Report).

History and development of the Company

edenor was organized on July 21, 1992, by Executive Order No. 714/92 in connection with the privatization and concession process of the distribution and sale of electric power carried out by SEGBA.

By means of an International Public Bidding, the PEN awarded 51% of the Company’s capital stock, represented by the Class "A" shares, to the bid made by EASA, the parent company of edenor at that time. The award as well as the transfer contract were approved on August 24, 1992, by Executive Order No. 1,507/92 of the PEN.

On September 1, 1992, EASA took over the operations of edenor.

As a consequence of the share purchase and sale agreement entered into on December 28, 2020 between Pampa Energía S.A. and Empresa de Energía del Cono Sur S.A., all the Class A shares, representing 51% of the Company’s share capital and votes were transferred to the latter. That transaction was approved by means of ENRE Resolution No. 207/2021 dated June 24, 2021. Therefore, Empresa de Energía del Cono Sur S.A. is the parent company of edenor.

The Company’s economic and financial situation

In this fiscal year, the Company’s economic performance continued its trend of improvement. Since 2024, the electricity rate increases, including the approval of the 2025-2030 Electricity Rate Review (Note 2.b) have helped restore the Company's financial and cash structure. Furthermore, it is worth pointing out that during this year, the periodic monthly adjustments of the CPD continued, with increases of 3%, on average.

On March 10, 2025, by means of Executive Order No. 179/2025 of the PEN, a new financing program with the International Monetary Fund was approved, earmarked for the following: (i) repaying debt with the BCRA; (ii) settling maturities and paying public credit obligations of the 2022 program; (iii) strengthening international reserves; (iv) maintaining a zero fiscal deficit; (v) ensuring that the funds from the new program are used to pay debts rather than for fiscal expenditures; (vi) reducing inflation and stabilizing the economy; (vii) lifting foreign currency restrictions and making progress with the foreign currency market flexibilization; and (viii) regaining international market access, improving the country’s credit rating and facilitating its return to the global financial system. The Executive Order was approved by the House of Representatives on March 20, 2025.

In this regard, on April 11, 2025, the IMF approved a 48-month USD 20 billion arrangement with quarterly reviews of targets and a repayment term of 10 years. Of the total amount approved, USD 15 billion relates to unrestricted disbursements in 2025.

Consequently, the BCRA provided for the ending of the so-called “cepo” foreign exchange controls and the implementation of a floating exchange rate system within bands as from April 14, 2025:

•	The cepo currency controls that restricted the purchase of dollars in the MLC to USD 200 per month since October 2019, are lifted.
•	A floating exchange rate band system, with the band ranging between ARS/USD 1,000 and ARS/USD 1,400, is adopted. The exchange rate will float freely based on supply and demand within the bands and the bands’ limits will be gradually widened -1% and +1% per month, respectively.
•	The BCRA will buy or sell dollars when the exchange rate at the MLC operates outside the bands. This, which is largely possible thanks to the IMF’s contribution of liquid funds mentioned in the preceding paragraph, would facilitate a transition without disruptions in the ongoing disinflation process.
•	All restrictions on access to the MLC related to government assistance received during the pandemic, subsidies, the public-sector employment and others are eliminated.
•	Imports of (a) goods and services may be paid through the MLC from the date of customs entry registration and from the date the service is rendered, respectively (previously, there was a 30-day waiting period); (b) capital goods may be paid through the MLC as follows: an advance payment of 30%, 50% from the date of shipment at the port of origin, and 20% from the date of customs entry registration; (c) services between related companies may be paid through the MLC after 90 days from the date the service is rendered (previously the timeframe was 180 days).
•	Access to the MLC is authorized for the purpose of paying dividends to non-resident shareholders in respect of realized earnings recognized in financial statements for fiscal years beginning on or after January 1, 2025.

In this framework, the BCRA provides for a monetary system aimed at a tighter monitoring of the money supply, based on the non-financing of the fiscal policy by the BCRA, and of zero monetary issuance for the remuneration of the BCRA’s remunerated liabilities. It is expected that the aforementioned measures, as a whole, will boost activity and investment, the recovery of domestic savings and credit to the private sector, increasing monetary predictability, exchange rate flexibility and unrestricted reserves that support the new economic program.

Furthermore, on May 21, 2025, the Company, the Federal Government and CAMMESA entered into a Memorandum of Agreement on the Regularization of Payment Obligations, whereby a Payment plan for the debts arising from energy purchases in the MEM was agreed upon, in respect of past due periods from November 2023 until March 2024. In addition, with regard to the Payment plan signed in July 2023 with CAMMESA, it was agreed that the measuring unit in which the installments were denominated would be changed from kWh to Argentine pesos (Note 2.c).

Additionally, on July 4, 2025, by means of Executive Order No. 450/2025, the PEN approved the reforms of Laws Nos. 15,336 and 24,065, which mainly provide for the deregulation of the electricity sector, including, among other measures, the complete openness to international electricity trade and the reinstatement of the possibility of purchase-and-sale agreements being entered into among private parties (Note 2.b).

Furthermore, on September 28, 2025, the BCRA implemented a change in the operation of the MULC, introducing a cross-market restriction that imposes a 90-day period during which purchasers of MEP or CCL dollars (financial dollars obtained via the stock exchange) are prohibited from operating with official dollars, and vice versa.

Finally, on February 27, 2026, the National Congress approved the labor reform bill submitted by the Executive Branch on December 11, 2025, which introduces substantial amendments to the current Employment Contract Law, among which the following are worth mentioning:

•	flexibilization of working hours through the implementation of an “hour bank” system, pursuant to which the employer and the employee may agree that overtime be compensated with time off in lieu of additional pay, if so agreed;
•	creation of an Employment Termination Fund for the payment of severance obligations, requiring each employer to set up an individual account managed by CNV-authorized entities;
•	flexibilization of the annual vacation scheduling, including the splitting of vacation periods and the possibility of agreeing on dates outside the traditional vacation period, without affecting the total number of statutory days off;
•	modification of the collective bargaining system, allowing company-level agreements to take precedence over industry-wide agreements within their respective scope, and limiting the automatic extension of expired collective bargaining agreements to their substantive clauses. Additionally, certain employer contributions established by collective bargaining agreements will become voluntary;
•	amendment to the indexing mechanism for labor claims in judicial proceedings, based on the Consumer Price Index (CPI) plus a fixed surcharge, along with restrictions on interest capitalization. Additionally, procedural changes are introduced to reduce litigation and provide greater predictability regarding the amounts involved in labor contingencies.

The Company’s Management permanently monitors the development of the variables that affect the Company’s business, in order to define its course of action and identify the potential impacts on its financial and cash position. Within the context described, the Company continues to make the investments necessary, both for the efficient operation of the network and for maintaining, and even improving, the quality of the service.